Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Other Liabilities [Abstract]
Schedule of other liabilities
	As of December 31,
	2021 MCh$	2020 MCh$
Accounts and notes payable	259,138	227,518
Income received in advance	798	828
Macro-hedge valuation adjustment (1)	68,524	51,089
Guarantees received (margin accounts) (2)	857,679	624,205
Notes payable through brokerage and simultaneous transactions	47,921	12,504
Other payable obligations	286,449	139,622
Withholding VAT	21,909	14,129
Accounts payable insurance companies	12,558	13,911
Other liabilities	51,650	82,047
Total	1,606,626	1,165,853